Impairment - Summary of Carrying Amount and Value in Use of Investments in Associates and Joint Ventures (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Braskem S.A. [member]
Disclosure of carrying amount and value in use of investments in associates and joint ventures [line items]
% Post-tax discount rate (excluding inflation) p.a.	9.60%
Value in use	$ 5,712
Carrying Amount	$ 1,448
Natural Gas Distributors [member]
Disclosure of carrying amount and value in use of investments in associates and joint ventures [line items]
% Post-tax discount rate (excluding inflation) p.a.	5.90%
Value in use	$ 518
Carrying Amount	$ 285